Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 54,230	$ 22,776	$ 253,598
Accounts receivable	231	1,401	20,106
Taxes recoverable	19,455	16,507	17,726
Inventory			11,676
Deposits and advances	26,826	17,246	2,039
Total current assets	100,742	57,930	305,145
Property and equipment, net	76,728	53,827	89,276
Intangible assets, net	1,533,738	1,302,440	407,467
Equity investments	150,000	150,000	150,000
Total assets	1,861,208	1,564,197	951,888
Current liabilities:
Accounts payable and accrued expenses	911,719	988,238	652,119
Convertible notes payable			872,720
Loans payable			235,308
Related party notes and other payables	11,940	10,167	566,743
Total current liabilities	923,659	998,405	2,326,890
Other noncurrent liabilities	129,885	108,926	121,250
Total liabilities	1,053,544	1,107,331	2,448,140
Stockholders’ deficit:
Common stock, $0.001 par value. 4,000,000,000 shares authorized; 3,250,000,000 shares as of March 31, 2022 and December 31, 2021, respectively	3,199,478	3,109,179	1,997,930
Additional paid-in capital	52,162,095	51,466,376	47,489,116
Accumulated other comprehensive loss	(460,316)	(712,810)	(775,113)
Accumulated deficit	(55,488,919)	(54,957,429)	(52,185,071)
Total Brazil Minerals, Inc. stockholders’ deficit	(587,447)	(1,094,469)	(3,473,137)
Non-controlling interest	1,395,111	1,551,335	1,976,885
Total stockholders’ equity (deficit)	807,664	456,866	(1,496,252)
Total liabilities and stockholders’ deficit	1,861,208	1,564,197	951,888
Series A Preferred Stock [Member]
Stockholders’ deficit:
Preferred stock	1	1	1
Series D Preferred Stock [Member]
Stockholders’ deficit:
Preferred stock	$ 214	$ 214